PENSION PLAN - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	$ 14,000,000	$ 12,000,000
Number of best years of earnings (years)	3 years
Number of years of service (years)	10 years
Decrease in defined benefit plan related to present value of refunds or reductions in future contributions	$ 0	$ 0
Discount rate	4.60%	5.30%
Increase (decrease) of estimated discount rate (percent)	100
Effect of one percentage point increase on defined benefit obligation	$ (29,000,000)
Effect of one percentage point decrease on defined benefit obligation	37,000,000
Expected future contributions to plan	20,000,000
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	18,000,000	$ 23,000,000
Plan assets | Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid into the plan	$ (17,000,000)	(15,000,000)
Minimum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent	5.00%
Maximum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent	10.00%
Employee's age plus years of service	50 years
Maximum | Supplemental Plan
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 2,000,000	$ 2,000,000